Long-Term Debt (Long-Term Debt Outstanding) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 23, 2012	Dec. 25, 2011	Dec. 26, 2010
Debt Instrument [Line Items]
Long term debt	$ 4,994	$ 55,200	$ 30,732
Less current maturities	(775)	(713)	(1,107)
Total long term debt, less current maturities	4,219	54,487	29,625
Related Parties
Debt Instrument [Line Items]
Long term debt			795
Wells Fargo Term A Loan
Debt Instrument [Line Items]
Long term debt			2,687
Wells Fargo New Unit Term Loan
Debt Instrument [Line Items]
Long term debt			15,000
Wells Fargo Credit Facility
Debt Instrument [Line Items]
Long term debt			2,250
HBK Term B Loan
Debt Instrument [Line Items]
Long term debt			10,000
Golub Term Loan A
Debt Instrument [Line Items]
Long term debt	4,994	52,500
Revolver
Debt Instrument [Line Items]
Long term debt		$ 2,700